UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07678

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:       August 31

Date of reporting period:    February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

AMERICAN MUNICIPAL
INCOME PORTFOLIO

February 28, 2007
SEMIANNUAL REPORT

AMERICAN MUNICIPAL
INCOME PORTFOLIO

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

1	Fund Overview

3	Financial Statements

6	Notes to Financial Statements

12	Schedule of Investments

17	Notice to Shareholder

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Fund OVERVIEW

Portfolio Allocation

As a percentage of total assets on February 28, 2007

Credit Quality Breakdown*

As a percentage of total assets on February 28, 2007

AAA	34%
AA	9%
A	22%
BBB	17%
BB	3%
Nonrated	14%
Other Assets	1%
100%

*Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

2007 Semiannual Report

American Municipal Income Portfolio

Fund OVERVIEW concluded

Geographical Distribution

As a percentage of total assets on February 28, 2007. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

2007 Semiannual Report

American Municipal Income Portfolio

Financial STATEMENTS

Statement of Assets and Liabilities February 28, 2007 (unaudited)

Assets:
Investments in unaffiliated securities, at market value (cost: $122,563,666) (note 2)	$130,393,267
Investments in affiliated money market funds, at market value (cost: $254,047) (note 5)	254,047
Cash	10
Receivable for accrued interest	1,828,715
Prepaid expenses and other assets	29,347
Total assets	132,505,386
Liabilities:
Payable for preferred share distributions (note 3)	15,058
Payable for investment advisory fees (note 5)	35,336
Payable for administrative fees (note 5)	20,192
Payable for professional fees	18,986
Payable for transfer agent fees	5,459
Payable for other expenses	2,909
Total liabilities	97,940
Preferred shares, at liquidation value	43,500,000
Net assets applicable to outstanding common shares	$88,907,446
Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$80,009,101
Undistributed net investment income	887,307
Accumulated net realized gain on investments in securities	181,437
Unrealized appreciation of investments in securities	7,829,601
Net assets applicable to outstanding common shares	$88,907,446
Net asset value and market price of common shares:
Net assets applicable to outstanding common shares	$88,907,446
Common shares outstanding (authorized 200 million shares of $0.01 par value)	5,756,267
Net asset value per share	$$15.45
Market price per share	$$15.83
Liquidation preference of preferred shares (note 3):
Net assets applicable to preferred shares	$43,500,000
Preferred shares outstanding (authorized one million shares)	1,740
Liquidation preference per share	$25,000

See accompanying Notes to Financial Statements.

2007 Semiannual Report

American Municipal Income Portfolio

Financial STATEMENTS continued

Statement of Operations For the Six-Month Period Ended February 28, 2007 (unaudited)

Investment income:
Interest from unaffiliated securities	$3,441,657
Dividends from affiliated money market funds	24,111
Total investment income	3,465,768
Expenses (note 5):
Investment advisory fees	231,317
Administrative fees	132,181
Remarketing agent fees	50,332
Custodian fees	3,473
Professional fees	21,794
Postage and printing fees	13,493
Transfer agent fees	15,637
Listing fees	12,397
Directors' fees	7,726
Other expenses	25,399
Total expenses	513,749
Less: Indirect payments from the custodian	(66)
Total net expenses	513,683
Net investment income	2,952,085
Net realized and unrealized gains (losses) on investments in securities and futures contracts (notes 2 and 4):
Net realized gain (loss) on:
Investments in securities	514,413
Futures contracts	(29,001)
Net change in unrealized appreciation or depreciation of:
Investments in securities	367,328
Futures contracts	29,930
Net gain on investments	882,670
Distributions to preferred shareholders (note 2):
From net investment income	(609,919)
From net realized gain on investments in securities	(194,829)
Total distributions	(804,748)
Net increase in net assets applicable to common shares resulting from operations	$3,030,007

See accompanying Notes to Financial Statements.

2007 Semiannual Report

American Municipal Income Portfolio

Statement of Changes in Net Assets

	Six-Month Period Ended 2/28/07 (unaudited)	Year Ended 8/31/06
Operations:
Net investment income	$2,952,085	$5,884,423
Net realized gain (loss) on:
Investments in securities	514,413	991,387
Future contracts	(29,001)	(54,727)
Net change in unrealized appreciation or depreciation of :
Investments in securities	367,328	(2,320,428)
Futures contracts	29,930	(29,930)
Distributions to preferred shareholders (note 2):
From net investment income	(609,919)	(1,242,035)
From net realized gain on investments in securities	(194,829)	(104,582)
Net increase in net assets applicable to common shares resulting from operations	3,030,007	3,124,108
Distributions to common shareholders (note 2):
From net investment income	(2,457,926)	(4,973,415)
From net realized gain on investments in securities	(665,597)	(635,607)
Total distributions	(3,123,523)	(5,609,022)
Total decrease in net assets applicable to common shares	(93,516)	(2,484,914)
Net assets applicable to common shares at beginning of period	89,000,962	91,485,876
Net assets applicable to common shares at end of period	$88,907,446	$89,000,962
Undistributed net investment income	$887,307	$1,003,067

See accompanying Notes to Financial Statements.

2007 Semiannual Report

American Municipal Income Portfolio

Notes to Financial STATEMENTS (unaudited as to February 28, 2007)

(1) Organization
   American Municipal Income Portfolio Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests primarily in a diverse range of municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by FAF Advisors, Inc. ("FAF Advisors"). The fund may invest up to 5% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by FAF Advisors. The fund will not invest in municipal securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by FAF Advisors. Municipal securities in which the fund invests may include municipal derivative securities, such as inverse floating rate and inverse interest-only municipal securities. The fund's investments also may include repurchase agreements, options on futures contracts, options, and interest rate swaps, caps, and floors. Fund shares are listed on the New York Stock Exchange under the symbol XAA.

(2) Summary of Significant Accounting Policies
   Security Valuations

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund's board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

As of February 28, 2007, the fund had no fair valued securities.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Inverse Floaters

As part of its investment strategy, the fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and

2007 Semiannual Report

American Municipal Income Portfolio

increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject the fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market values of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the fund invests in inverse floaters, the net asset value of the fund's shares may be more volatile than if the fund did not invest in such securities. As of and for the six-month period ended February 28, 2007, the fund had no outstanding investments in inverse floaters.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2007, the fund had no outstanding repurchase agreements.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2007, the fund had no outstanding futures contracts.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2007, the fund had no outstanding when-issued or forward-commitments securities.

2007 Semiannual Report

American Municipal Income Portfolio

Notes to Financial STATEMENTS continued

Federal Taxes

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily due to the tax recognition of mark-to-market gains and losses on futures contracts. The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The tax character of common and preferred share distributions paid during the six-month period ended February 28, 2007 (estimated), and the fiscal year ended August 31, 2006, were as follows:

	2/28/07	8/31/06
Distributions paid from:
Tax-exempt income	$3,059,191	$5,697,008
Ordinary income	12,098	509,981
Long-term capital gains	860,426	740,189
	$3,931,715	$6,947,178

At August 31, 2006, the fund's most recently completed fiscal year, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$12,098
Undistributed tax-exempt income	1,009,471
Accumulated capital gains	526,521
Unrealized appreciation	7,462,273
Accumulated earnings	$9,010,363

A recent decision by the Kentucky Court of Appeals held that Kentucky's tax exemption of interest on its own bonds and its taxation of interest on the bonds of other states is illegal. The Kentucky Supreme Court declined to review this decision. Kentucky officials have stated that they plan to seek U.S. Supreme Court review of this decision. If the U.S. Supreme Court reviews and affirms this decision or other state courts reach the same conclusion with respect to the states in which the fund invests, this decision could have implications for the tax treatment of the bonds held by the fund.

Distributions to Shareholders

Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the fund's dividend reinvestment plan, reinvested in additional common shares of the fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

2007 Semiannual Report

American Municipal Income Portfolio

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

(3) Remarketed Preferred Shares
   As of February 28, 2007, the fund had 1,740 remarketed preferred shares (870 shares in class "T" and 870 shares in class "TH") (RP®) with a liquidation preference of $25,000 per share. The dividend rate on the RP® is adjusted every seven days (on Tuesdays for class "T" and on Thursdays for class "TH"), as determined by the remarketing agent. On February 28, 2007, the dividend rate was 3.61% for both class "T" and "TH".

RP® is a registered trademark of Merrill Lynch & Company ("Merrill Lynch").

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year six-month period ended February 28, 2007, aggregated $9,168,116 and $9,680,689, respectively.

(5) Expenses
  Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.35% of the fund's average weekly net assets including preferred shares. For its fee, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the fund and the related money market funds, FAF Advisors will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

FAF Advisors serves as the fund's administrator pursuant to an administration agreement between FAF Advisors and the fund. Under this agreement, FAF Advisors receives a monthly administrative fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets including preferred shares. For its fee, FAF Advisors provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

2007 Semiannual Report

American Municipal Income Portfolio

Notes to Financial STATEMENTS continued

Remarketing Agent Fees

The fund has entered into a remarketing agreement with Merrill Lynch (the "Remarketing Agent"). The remarketing agreement provides the Remarketing Agent with a monthly fee in an amount equal to an annual rate of 0.25% of the fund's average amount of RP® outstanding. For its fee, the Remarketing Agent will remarket shares of RP® tendered to it on behalf of shareholders and will determine the applicable dividend rate for each seven-day dividend period.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund is equal to an annual rate of 0.005% of average weekly net assets including preferred shares. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2007, custodian fees were increased by $168 as a result of overdrafts and were reduced by $66 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, remarketing agent, and custodian fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, listing fees, postage and printing of shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2007, legal fees and expenses of $1,325 were paid to a law firm of which an Assistant Secretary of the fund is a partner.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods.

(6) Indemnifications
   The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) New Accounting Pronouncements
  On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the fund will incorporate FIN 48 in its semiannual report on February 28, 2008.

2007 Semiannual Report

American Municipal Income Portfolio

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 28, 2007, the fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for the fiscal period.

(8) Financial Highlights
   Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended (unaudited)		Year Ended	Seven-Month Period Ended		Year Ended January 31,
	2/28/2007		8/31/06	8/31/05		2005	2004	2003	2002
Per-Share Data
Net asset value, common shares, beginning of period	$15.46		$15.89	$15.75		$15.66	$15.13	$14.67	$14.50
Operations:
Net investment income	0.51		1.02	0.59		0.97	1.02	1.07	1.04
Net realized and unrealized gains (losses) on investments	0.16		(0.25)	0.19		0.15	0.52	0.40	0.12
Distributions to preferred shareholders:
From net investment income	(0.11)		(0.21)	(0.10)		(0.09)	(0.07)	(0.10)	(0.18)
From net realized gain on investments	(0.03)		(0.02)	—		—	—	—	—
Total from operations	0.53		0.54	0.68		1.03	1.47	1.37	0.98
Distributions to common shareholders:
From net investment income	(0.43)		(0.86)	(0.54)		(0.94)	(0.94)	(0.91)	(0.81)
From net realized gain on investments	(0.11)		(0.11)	—		—	—	—	—
Total distributions	(0.54)		(0.97)	(0.54)		(0.94)	(0.94)	(0.91)	(0.81)
Net asset value, common shares, end of period	$15.45		$15.46	$15.89		$15.75	$15.66	$15.13	$14.67
Market value, common shares, end of period	$15.83		$15.29	$14.70		$14.92	$14.90	$14.60	$14.02
Selected Information
Total return, common shares, net asset value (a)	3.51	% (f)	3.66%	4.39	% (f)	6.84%	9.98%	9.58%	6.92%
Total return, common shares, market value (b)	7.15	% (f)	11.12%	2.19	% (f)	6.83%	8.77%	11.06%	7.77%
Net assets applicable to common shares at end of period (in millions)	$89		$89	$91		$91	$90	$87	$84
Ratio of expenses to average weekly net assets applicable to commons shares (c)	1.17	% (e)	1.12%	1.15	% (e)	1.23%	1.18%	1.23%	1.17%
Ratio of net investment income to average weekly net assets applicable to common shares (c)	4.87	% (e)	5.09%	5.44	% (e)	5.73%	6.65%	7.19%	7.11%
Portfolio turnover rate	7%		46%	13%		36%	34%	18%	9%
Net assets applicable to remarketed preferred shares outstanding, end of period (in millions)	$44		$44	$44		$44	$44	$44	$44
Asset coverage per remarketed preferred share (in thousands) (d)	$76		$76	$78		$77	$77	$75	$74
Liquidation preference and market value per remarketed preferred share (in thousands)	$25		$25	$25		$25	$25	$25	$25

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.

(d)  Represents net assets applicable to common shares plus preferred shares at liquidation value divided by preferred shares outstanding.

(e)  Annualized.

(f)  Total return has not been annualized.

2007 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio  February 28, 2007

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)
Municipal Long-Term Securities — 146.6%
Alabama — 0.8%
Camden Industrial Development Board, Weyerhaeuser (AMT), 6.38%, 12/1/24	$650,000	$715,917
Arizona — 6.2%
Douglas Community Housing Revenue, Rancho La Perilla, 6.13%, 7/20/41	985,000	1,031,807
Gilbert Industrial Development Authority, S.W. Student Services (Prerefunded 2/1/09 @ 102), 5.85%, 2/1/19 (b)	1,300,000	1,374,659
Pima County United School District (FGIC), 8.38%, 7/1/13	2,450,000	3,090,406
		5,496,872
California — 15.8%
California Statewide Communities Development Authority Revenue, L.A. Jewish Home, 5.25%, 11/15/23	2,000,000	2,130,040
Golden State Tobacco Settlement (Prerefunded 6/1/13 @ 100), 5.50%, 6/1/33 (b)	1,000,000	1,099,090
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,073,450
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series B, (AMT), 5.00%, 7/1/27	500,000	519,625
State General Obligation, 5.00%, 2/1/21	1,500,000	1,587,315
4.50%, 3/1/30	4,870,000	4,902,288
State Public Works, Department of Mental Health - Coalinga, 5.50%, 6/1/19	2,000,000	2,222,620
Ventura County California Area Housing Authority, Multifamily Revenue (AMT), 5.00%, 12/1/22	500,000	516,740
		14,051,168
Colorado — 11.8%
Educational and Cultural Facilities Authority, The Classical Academy (Prerefunded 12/1/11 @ 100), 7.25%, 12/1/30 (b)	2,000,000	2,303,240
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC), 5.84%, 6/15/29 (c)	5,000,000	1,385,650
State Health Facilities Authority, Covenant Retirement Community, 6.13%, 12/1/33	1,000,000	1,094,340
State Health Facilities Authority, Evangelical Lutheran, 5.90%, 10/1/27	650,000	704,327
5.00%, 6/1/29	1,000,000	1,041,300
State Housing and Financial Authority, Multifamily Housing Project - Class II (AMT), 5.70%, 10/1/42	2,745,000	2,865,615
State Housing and Financial Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,117,690
Water Reserve and Power Development Authority, Clean Water Revenue, 5.90%, 9/1/16	25,000	25,296
		10,537,458
Florida — 4.9%
Palm Beach County, Health Facilities, ACTS Retirement - Lifecomm, Inc., 4.50%, 11/15/36	2,120,000	2,095,874
Palm Beach County Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,161,622
Palm Beach County, School COPs (FGIC), 5.00%, 8/1/18	1,000,000	1,093,820
		4,351,316
Georgia — 8.1%
Fulton County Development Authority, Maxon Atlantic Station, (AMT), 5.13%, 3/1/26	700,000	715,442
Municipal Electric Authority (FGIC) (Escrowed to maturity), 6.50%, 1/1/12 (d)	6,000,000	6,443,400
		7,158,842
Illinois — 4.2%
Finance Authority, Friendship Village Schaumburg, 5.38%, 2/15/25	500,000	511,195
Health Facility Authority, Lutheran General Hospital, 7.00%, 4/1/08	540,000	549,153
7.00%, 4/1/14	500,000	582,875
Health Facility Authority, Villa St. Benedict, 6.90%, 11/15/33	600,000	665,328
State Financial Authority, Clare at Water Tower Project, 6.00%, 5/15/25	650,000	680,836
State Financial Authority, Landing at Plymouth Place Project, 6.00%, 5/15/37	700,000	749,357
		3,738,744

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

American Municipal Income Portfolio

American Municipal Income Portfolio (continued)

Description of Security	Principal Amount	Market Value (a)
Indiana — 5.0%
Health and Educational Facilities Authority, Clarian Health Partners, 5.00%, 2/15/39	$1,300,000	$1,344,577
Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	3,065,507
		4,410,084
Iowa — 6.8%
Finance Authority, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	830,344
Hospital Facilities Authority (Prerefunded 2/15/10 @ 101) 6.75%, 2/15/15 (b)	1,000,000	1,094,120
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	1,000,000	1,001,880
State Higher Education Loan Authority, Simpson College, 5.00%, 12/1/27	430,000	441,429
5.10%, 12/1/35	290,000	297,537
State Higher Education Loan Authority, Wartburg College, 5.05%, 10/1/24	1,555,000	1,603,438
State Higher Education Loan Authority, Wartburg College (ACA) (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 (b)	750,000	815,235
		6,083,983
Louisiana — 1.1%
Rapides Financial Authority Revenue, Cleco Power LLC Project (AMBAC) (AMT), 4.70%, 11/01/36	1,000,000	1,013,370
Massachusetts — 2.7%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT), 6.50%, 9/1/35	495,000	515,419
State Development Financing Agency Revenue, Education Facility Academy Pacific Rim A, 5.13%, 6/1/31	1,825,000	1,937,438
		2,452,857
Michigan — 10.7%
Comstock Park Public Schools (FGIC), 7.88%, 5/1/11	3,145,000	3,531,112
Hospital Financing Authority, Daughters of Charity (Escrowed to maturity), 5.25%, 11/1/15 (d)	1,500,000	1,582,005
Kent Hospital Financial Authority, Butterworth Hospital (MBIA), 7.25%, 1/15/13	4,000,000	4,408,200
		9,521,317
Minnesota — 8.9%
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	900,000	1,022,859
Health Facility Authority, Cuyuna Range Hospital District, 5.50%, 6/1/35	1,000,000	1,041,230
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA), 4.80%, 4/15/34	1,000,000	1,018,690
Marshall Health Care Facility, Weiner Medical Center, 6.00%, 11/1/28	500,000	551,270
Minneapolis Health Care System, Allina Health System, 6.00%, 11/15/23	565,000	625,212
St. Paul Housing and Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,965,000	2,019,784
State Agriculture and Economic Board, Health Care System, 6.38%, 11/15/29	30,000	32,498
Stillwater Health Care Revenue, Health System Obligation Group, 5.00%, 6/1/35	1,550,000	1,616,991
		7,928,534
Missouri — 1.1%
North Central Missouri Regional Water, 5.00%, 1/1/37	1,000,000	1,002,250
Montana — 1.8%
Forsyth Pollution Control, Northwestern Corporation, 4.65%, 8/1/23	1,500,000	1,568,220
Nebraska — 0.7%
Educational Financial Authority, Midland Lutheran College, Series A, 5.60%, 9/15/29	600,000	626,748
Nevada — 0.6%
State Department of Business and Industry, Las Ventanas Retirement Project, 6.00%, 11/15/14	250,000	253,513
6.75%, 11/15/23	250,000	263,463
		516,976
New Hampshire — 0.7%
Health and Education Facility Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	637,086

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited) continued

American Municipal Income Portfolio (continued)

Description of Security	Principal Amount	Market Value (a)
New Mexico — 1.9%
Mortgage Finance Authority, 6.88%, 1/1/25	$670,000	$687,011
6.50%, 7/1/25	495,000	505,964
6.75%, 7/1/25	495,000	507,034
		1,700,009
New York — 6.3%
Liberty Development Corporation, Goldman Sachs Headquarters, 5.25%, 10/1/35	2,000,000	2,347,560
New York City, Series B, 5.75%, 8/1/16	1,000,000	1,094,240
New York State Dorm Authority Revenues, N.S. Long Island Jewish Obligation Group, 5.00%, 11/1/34	1,000,000	1,051,630
New York Water and Sewer System (Crossover refunded 6/15/10 @ 101), 6.00%, 6/15/33 (b)	380,000	409,625
New York Water and Sewer System (Prerefunded 6/15/10 @ 101), 6.00%, 6/15/33 (b)	620,000	671,751
		5,574,806
North Carolina — 1.6%
State Commission Medical Care Health Care Facilities, Pennybyrn at Maryfield, 6.00%, 10/1/23	1,300,000	1,380,509
North Dakota — 2.1%
Fargo Health Systems, Meritcare, 5.63%, 6/1/31	1,750,000	1,854,090
Ohio — 3.7%
Richland County Hospital Facilities, (Prefunded 11/15/10 @ 101) Medcentral Health System, 6.13%, 11/15/16 (b)	670,000	732,189
6.38%, 11/15/30 (b)	665,000	732,444
Richland County Hospital Facilities, Medcentral Health System, 6.13%, 11/15/16	330,000	356,011
6.38%, 11/15/30	335,000	363,019
Toledo - Lucas County Port Authority, Crocker Park Public Improvement Project, 5.25%, 12/1/23	500,000	533,950
Toledo - Lucas County Port Authority, St. Mary Woods Project, Series A, 6.00%, 5/15/24	600,000	614,694
		3,332,307
Oklahoma — 1.2%
Norman Regional Hospital Authority, 5.38%, 9/1/29	1,000,000	1,063,500
Oregon — 4.2%
Gilliam County Waste Management (AMT), 5.25%, 7/1/29	500,000	527,300
State Department of Administrative Services, 5.00%, 9/1/11	3,000,000	3,168,210
		3,695,510
Pennsylvania — 2.3%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, 5.75%, 8/15/20	1,000,000	1,027,720
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	1,062,110
		2,089,830
Puerto Rico — 1.2%
Puerto Rico Commonwealth Infrastructure Financing Authority, Series B, 5.00%, 7/1/31	1,000,000	1,058,860
South Carolina — 4.0%
Environmental Improvement Revenue, Georgetown County, International Paper (AMT), 5.55%, 12/1/29	650,000	686,660
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health 6.13%, 8/1/23	250,000	279,305
6.38%, 8/1/34	40,000	45,724
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Prerefunded 8/1/13 @ 100), 6.38%, 8/1/34 (b)	335,000	384,992
State Public Service Authority, Santee Cooper, 5.00%, 1/1/30	2,000,000	2,139,920
		3,536,601

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

American Municipal Income Portfolio

American Municipal Income Portfolio (continued)

Description of Security	Principal Amount/ Shares	Market Value (a)
South Dakota — 5.5%
Deadwood, Certificates of Participation, 5.00%, 11/1/20	$1,000,000	$1,037,700
Sioux Falls Health Facilities, Dow Rummel Village Project, 6.63%, 11/15/23	620,000	710,526
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	1,039,080
State Economic Development Finance Authority, Pooled Loan Program, McEleeg (AMT), 5.95%, 4/1/24	2,000,000	2,083,340
		4,870,646
Tennessee — 3.1%
Johnson City Health and Education Facilities, Mountain States Health, 7.50%, 7/1/33	1,000,000	1,164,090
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (b)	650,000	740,987
Sullivan County Health, Education and Housing Facilities, Wellmont Health System Project (Prerefunded 9/1/12 @ 101), 6.25%, 9/1/32 (b)	750,000	842,273
		2,747,350
Texas — 15.3%
Abilene Health Facility Development Revenue, Sears Methodist Retirement, 5.88%, 11/15/18	1,150,000	1,176,036
6.00%, 11/15/29	500,000	512,785
Brazoria County Environmental Authority, Dow Chemical Project (AMT) 5.70%, 5/15/33	500,000	531,655
Brazos River Pollution Control Authority, Texas Utilities (AMT), 7.70%, 4/1/33	500,000	574,095
Brazos River Pollution Control Authority, TXU Energy (AMT), 6.75%, 10/1/38	715,000	790,075
Fort Bend Independent School District (Escrowed to maturity), 5.00%, 2/15/14 (d)	1,000,000	1,081,700
Grand Prairie Independent School District (PSF), 5.85%, 2/15/26	40,000	43,167
Grand Prairie Independent School District (PSF) (Prerefunded 8/15/11 @ 100), 5.85%, 2/15/26 (b)	2,960,000	3,222,138
Housing Finance Development Community Central, Villa De San Antonio, 6.00%, 5/15/25	1,000,000	1,022,090
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living, 7.00%, 2/15/26	1,500,000	1,679,565
Sam Rayburn Municipal Power Agency (RAAI), 5.75%, 10/1/21	1,000,000	1,088,960
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, 6.00%, 11/15/26	600,000	649,512
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek New Project, 5.50%, 11/15/25	200,000	204,990
5.65%, 11/15/35	500,000	515,915
Tyler Health Facility, Mother Frances Hospital, 5.75%, 7/1/27	500,000	534,970
		13,627,653
Washington — 1.1%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	982,224
Wyoming — 1.2%
Sweetwater County Solid Waste Disposal Revenue — FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	1,067,630
Total Municipal Long-Term Securities (cost: $122,563,666)		130,393,267
Short-Term Investments — 0.3%
Affiliated Money Market Funds (e) — 0.3%
First American Prime Obligations Fund, Class Z	84,149	84,149
First American Tax Free Obligations Fund, Class Z	169,898	169,898
Total Short-Term Investments (cost: $254,047)		254,047
Total Investments in Securities (f) — 146.9% (cost: $122,817,713)		$130,647,314
Preferred Shares, at Liquidation Value — (48.9)%		(43,500,000)
Other Assets and Liabilities, Net — 2.0%		1,760,132
Total Net Assets — 100.0%		$88,907,446

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited) concluded

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)  For zero-coupon investments, the interest rate shown is the effective yield as of February 28, 2007.

(d)  Escrowed to maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(e)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(f)  On February 28, 2007, the cost of investments in securities for federal income tax purposes was $122,817,713. There are currently no material differences between federal tax cost and book cost of investments. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$7,833,040
Gross unrealized depreciation	(3,439)
Net unrealized appreciation	$7,829,601

  ACA–American Capital Access

  AMBAC–American Municipal Bond Assurance Company

  AMT–Alternative Minimum Tax. As of February 28, 2007, the aggregate market value of securities subject to the AMT is $17,371,793, which represents 19.5% of net assets applicable to common shares.

  FGIC–Financial Guaranty Insurance Corporation

  FNMA–Federal National Mortgage Association

  FSA–Financial Security Assurance

  MBIA–Municipal Bond Insurance Association

  PSF–Permanent School Fund

  RAAI–Radian Asset Assurance Inc.

2007 Semiannual Report

American Municipal Income Portfolio

NOTICE TO SHAREHOLDERS (Unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on December 4, 2006. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

(1)  The fund's preferred shareholders elected the following directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Roger A. Gibson	1,549	—
Leonard W. Kedrowski	1,549	—

(2)  The fund's common and preferred shareholders, voting as a single class, elected the following directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Benjamin R. Field III	5,359,592	93,028
Victoria J. Herget	5,358,592	94,028
John P. Kayser	5,349,692	102,928
Richard K. Riederer	5,358,592	94,028
Joseph D. Strauss	5,357,772	94,848
Virginia L. Stringer	5,356,572	96,048
James M. Wade	5,361,572	91,048

(3)  The fund's common and preferred shareholders, voting as a single class, ratified the selection by the fund's board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2007. The following votes were cast regarding this matter:

Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
5,411,791	21,702	19,127	—

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 days of the quarter end.

2007 Semiannual Report

American Municipal Income Portfolio

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of American Municipal Income Portfolio

Governance Consultant; former Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of American Municipal Income Portfolio

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer,

and Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of American Municipal Income Portfolio

Director of Charterhouse Group, Inc.

VICTORIA HERGET

Director of American Municipal Income Portfolio

Investment Consultant; former Managing Director of Zurich Scudder Investments

JOHN KAYSER

Director of American Municipal Income Portfolio

Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of

William Blair & Company, LLC

LEONARD KEDROWSKI

Director of American Municipal Income Portfolio

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of American Municipal Income Portfolio

Owner and Chief Executive Officer of RKR Consultants, Inc.

JOSEPH STRAUSS

Director of American Municipal Income Portfolio

Owner and President of Strauss Management Company

JAMES WADE

Director of American Municipal Income Portfolio

Owner and President of Jim Wade Homes

American Municipal Income Portfolio’s Board of Directors is comprised entirely of independent directors.

AMERICAN MUNICIPAL INCOME PORTFOLIO
2007 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)                      The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)                     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)        Not applicable.

(a)(2)        Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)   Not applicable.

(b)                     Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: May 8, 2007